FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member]
Assets
Impaired loans	$ 0	$ 0
Other Real Estate Owned, Fair Value Disclosure	0	0
Covered Other Real Estate Owned, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Impaired loans	0	0
Other Real Estate Owned, Fair Value Disclosure	0	0
Covered Other Real Estate Owned, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Impaired loans	13,699	19,564
Other Real Estate Owned, Fair Value Disclosure	5,358	5,651
Covered Other Real Estate Owned, Fair Value Disclosure	$ 8,937	$ 14,059